DERIVATIVES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011 contracts	Aug. 09, 2011 contracts	Jun. 06, 2011 contracts	Nov. 25, 2008 contracts
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value hedges, effectiveness description	fair value hedges are 100 percent effective, and there is no impact on earnings due to hedge ineffectiveness
Number of Interest Rate Swap Contracts Designated as Fair Value	4
Types of Items Hedged by Interest Rate Swaps	2012 senior notes
Description of Discontinuation of Interest Rate Swaps	On November 25, 2008, we terminated two interest rate swap contracts associated with our 2017 senior notes. On June 6, 2011, we also terminated five interest rate swap contracts associated with our 2015 senior notes. On August 9, 2011, we terminated five interest rate swap contracts related to our 2020 senior notes.
Notional Amount of Interest Rate Swaps Designated as Fair Value Hedges	$ 250
Number of Interest Rate Swap Contracts Designated as Fair Value Hedges Terminated		5	5	2
Notional Amount of Terminated Interest Rate Swaps		500	500	400
Asset Value of Terminated Interest Rate Swaps		34	31	43
Amount to be amortized on terminated interest rate swaps associated with 2017 senior notes	31
Amount to be amortized on terminated interest rate swaps associated with 2015 senior notes	24
Amount to be amortized on terminated interest rate swaps associated with 2020 senior notes	$ 32
Amortization Period of Deferred Gain (Loss) on Discontinuation of Interest Rate Fair Value Hedge	The proceeds were reorded as operating cash flows and the gain is being deferred and amortized over the remaining lif of the 2015, 2017, and 2020 senior notes
Length of Time Hedged in Foreign Currency Cash Flow Hedge	between one and twelve months